WisdomTree Euro Debt Fund
WisdomTree Euro Debt Fund (Formerly, WisdomTree Dreyfus Euro Fund)
Investment Objective
The Fund seeks a high level of total return consisting of both income and capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Euro Debt Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Euro Debt Fund
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Euro Debt Fund	36	113	197	443

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, there was no portfolio turnover for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations. Due to the change in the Fund's objective and style effective October 19, 2011, the Fund will likely experience portfolio turnover in the future.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective through investment in Debt Securities denominated in euros. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities consist of fixed income securities, such as bonds, notes or other debt obligations, denominated in euros, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund ("ETF").

The Fund intends to focus its investments on bonds and other debt instruments denominated in euros and issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, "supranational organizations" include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in Debt Securities of corporate issuers organized in euro area countries or that have significant economic ties to euro area countries, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in euro area countries. The euro area is a group of 17 members of the European Union that have adopted the euro as their common currency. The euro area currently consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia, and Spain. The Fund's exposure to the euro area countries is monitored from a risk perspective and may be modified, reduced or eliminated at any time. Initially, the Fund does not intend to invest in national, state or local debt of Ireland, Italy, Greece, Portugal, Spain, Estonia, Cyprus or Malta.

The Fund will seek to concentrate its investments in higher-quality Debt Securities of issuers within the region. This currently includes sizable positions in the sovereign debt of Germany and France with attempted balanced allocations to the sovereign debt of other euro area countries as well as supranational issuers. Subject to the Fund's general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets. The Fund's exposure to any single country generally will be limited to 20% of the Fund's assets. The euro area countries in which the Fund invests and the percentage of Fund assets invested in a particular euro area country or issuer will change from time to time, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated "investment grade" as well as "non-investment grade." The Fund, however, will focus its investments on investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between three and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between three and seven years generally would be considered to be "intermediate." The Fund's actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in euros.

For purposes of the 80% investment policy described above, Debt Securities includes investments in derivatives such as forward currency contracts and swaps. The Fund's use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in euro-denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in euro-denominated debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by EU governments, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior written notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 80% of its assets in "Fixed Income Securities." Fixed Income Securities include debt instruments, such as bonds, notes and other obligations, denominated in euros or U.S. dollars; Fixed Income Securities do not include derivatives.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objective.

■ Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■ Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■ Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■ Cash Redemption Risk. Unlike most ETFs, the Fund's investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■ Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund's portfolio investments.

■ Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in euros, or in securities that provide exposure to euros, currency exchange rates or interest rates denominated in euros. Changes in currency exchange rates and the relative value of the euro will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■ Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■ Euro Investment Risk. The Fund invests primarily in securities denominated in euros and thus has significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro.

■ Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■ Geographic Concentration in Europe. Because the Fund concentrates its investments in Europe, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund.

■ High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■ Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer's creditworthiness.

■ Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■ Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■ Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■ Repurchase Agreement Risk. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective October 19, 2011. Fund performance prior to October 19, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus Euro Fund and focused on short-term, euro-denominated money market instruments.

Total Return

The Fund's year-to-date total return as of September 30, 2011 was 0.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.41%	3/10
Lowest Return	(9.47)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Euro Debt Fund	[1]	(6.47%)	(4.39%)	May 14, 2008
WisdomTree Euro Debt Fund Return After Taxes on Distributions		(6.47%)	(4.72%)	May 14, 2008
WisdomTree Euro Debt Fund Return After Taxes on Distributions and Sale of Fund Shares		(4.21%)	(3.89%)	May 14, 2008
WisdomTree Euro Debt Fund BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index (Reflects no deduction for fees, expenses or taxes)	[2]	(6.10%)	(3.73%)	May 14, 2008
[1]	Based on NAV
[2]	As a result of the merger completed on January 2, 2009 between Bank of America and Merrill Lynch, all references to Merrill Lynch will now be replaced by BofA Merrill Lynch when referring to the Fund's respective performance benchmarks.